EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
SCHEDULE OF BASIC AND DILUTED EARNINGS PER SHARE

The following table reconciles the numerators and denominators used in the computation of basic and diluted earnings per share for the periods presented:

	Three Months Ended		Six Months Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
	(Unaudited)	(Restated, Unaudited)	(Unaudited)	(Restated, Unaudited)
Net income (loss) attributable to FDCTech, Inc. shareholders — numerator	7,710,931	(437,923)	14,578,197	(145,111)
Weighted average shares outstanding — basic denominator	4,230,868	4,230,868	4,230,868	4,230,868
Effect of dilutive Series B Convertible Preferred Stock	237,184,400	-	237,184,400	-
Weighted average shares outstanding — diluted denominator	241,415,268	4,230,868	241,415,268	4,230,868
Earnings (loss) per share — basic	1.82	(0.10)	3.45	(0.03)
Earnings (loss) per share — diluted	0.03	(0.10)	0.06	(0.03)